Business Combination and Related Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
	Sep. 29, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021
Mapper Acquisition.
Goodwill			$ 1,189	$ 1,189		$ 1,189
Cash paid to acquire business			0	2,473	$ 0
Repurchase value of common stock	$ 1,800		1,802	$ 0	$ 2,500
Repurchased and retired common stock (in shares)	175,744
Acquisition-related costs	$ 29,100		29,100
Accrued transaction costs	$ 5,000		$ 25,057			$ 5,000
Private Placement
Mapper Acquisition.
Shares issued (in shares)	15,000,000	15,000,000
Price per share (in USD per share)	$ 10.00	$ 10.00
Aggregate purchase price	$ 150,000
Graf
Mapper Acquisition.
Aggregate consideration transferred	$ 1,800
Graf | Common Stock to Equity Holders That Did Not Opt To Have Their Respective Shares in the Pre-Closing Tender Offer
Mapper Acquisition.
Shares transferred in acquisition (in shares)	4,702,304
Pre-Combination Velodyne | Common Stock to Equity Holders That Did Not Opt To Have Their Respective Shares in the Pre-Closing Tender Offer
Mapper Acquisition.
Shares transferred in acquisition (in shares)	4,702,304
Pre-Combination Velodyne | Graf
Mapper Acquisition.
Goodwill	$ 0
Other intangible assets	0
Aggregate consideration transferred	1,800
Cash paid to acquire business	$ 222,100
Shares transferred in acquisition (in shares)	150,277,532
Share price (in USD per share)	$ 10.25
Value of shares transferred in acquisition	$ 1,540,300
Pre-Combination Velodyne | Graf | Common Stock Issuable In Respect of Vested Equity Awards
Mapper Acquisition.
Shares transferred in acquisition (in shares)	143,575,763
Pre-Combination Velodyne | Graf | Common Stock Earned Due To the Satisfaction of the Earnout Condition
Mapper Acquisition.
Shares transferred in acquisition (in shares)	2,000,000
Pre-Combination Velodyne | Graf | Common Stock to Equity Holders That Did Not Opt To Have Their Respective Shares in the Pre-Closing Tender Offer
Mapper Acquisition.
Shares transferred in acquisition (in shares)	187,861
Pre-Combination Velodyne | Graf | Earnout RSUs
Mapper Acquisition.
Shares transferred in acquisition (in shares)	187,861
Service condition period	6 months